Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2022
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of restricted stock awards

Restricted stock for the six months ended June 30, 2022 and 2021 is analyzed as follows:

		Weighted Average Grant
	Number of Shares	Date Price
Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at June 30, 2021	9,514,649	$2.83

Outstanding at December 31, 2021	9,514,649	$2.83
Granted	1,470,000	4.15
Vested	(3,118,060)	2.86
Outstanding at June 30, 2022	7,866,589	$3.07